Segment And Geographic Information (Schedule Of Sales And Operating Revenue) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Revenues	¥ 11,391,016	¥ 11,540,997	¥ 11,095,317
Regional Communications Business
Segment Reporting Information [Line Items]
Revenues	2,736,664	2,908,249	3,032,292
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Revenues	2,040,209	2,161,391	1,906,784
Mobile Communications Business
Segment Reporting Information [Line Items]
Revenues	4,535,829	4,483,666	4,340,317
Data Communications Business
Segment Reporting Information [Line Items]
Revenues	1,609,163	1,512,842	1,401,348
Other
Segment Reporting Information [Line Items]
Revenues	469,151	474,849	414,576
Operating Segments | Regional Communications Business
Segment Reporting Information [Line Items]
Revenues	3,308,206	3,407,853	3,505,519
Operating Segments | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Revenues	2,129,264	2,250,923	1,998,641
Operating Segments | Mobile Communications Business
Segment Reporting Information [Line Items]
Revenues	4,584,552	4,527,125	4,383,397
Operating Segments | Data Communications Business
Segment Reporting Information [Line Items]
Revenues	1,718,721	1,616,836	1,511,019
Operating Segments | Other
Segment Reporting Information [Line Items]
Revenues	1,282,271	1,294,466	1,272,240
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	(1,631,998)	(1,556,206)	(1,575,499)
Intersegment Eliminations | Regional Communications Business
Segment Reporting Information [Line Items]
Revenues	571,542	499,604	473,227
Intersegment Eliminations | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Revenues	89,055	89,532	91,857
Intersegment Eliminations | Mobile Communications Business
Segment Reporting Information [Line Items]
Revenues	48,723	43,459	43,080
Intersegment Eliminations | Data Communications Business
Segment Reporting Information [Line Items]
Revenues	109,558	103,994	109,671
Intersegment Eliminations | Other
Segment Reporting Information [Line Items]
Revenues	¥ 813,120	¥ 819,617	¥ 857,664